Borrowings - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 152,000,000.0	$ 0	$ 148,700,000
Uncommitted securities financing facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	200,000,000.0	125,000,000.0
Borrowings	30,000,000.0	0
Secured credit agreements
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Syndicated revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	0
Borrowing facilities, maximum borrowing capacity	$ 150,000,000.0	150,000,000.0
Syndicated revolving credit facility | Currency risk free rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.10%
Syndicated revolving credit facility | Maximum utilisation fee
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.50%
Syndicated revolving credit facility | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.74%
Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 122,000,000.0	0
Borrowing facilities, maximum borrowing capacity	$ 125,000,000.0	$ 100,000,000.0
Borrowings maturity, term	364 days
Unsecured committed revolving credit facility | United States prime rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.25%